INCOME TAXES - Summary of movements of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 573,565	¥ 40,352	¥ 42,797
Acquisitions	0	4,987	0
Additions	759,320	529,915	36,138
Reversal	0	(1,689)	(38,583)
Balance at end of the period	¥ 1,332,885	¥ 573,565	¥ 40,352